Summary of Significant Accounting Policies - Property and Equipment (Details)	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Manufacturing machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	3 years	3 years
Manufacturing machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	7 years	7 years
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	3 years	3 years
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	7 years	7 years
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	3 years	3 years
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	10 years	10 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	3 years	3 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	20 years	20 years